Total Equity - Non-Controlling Interests (Details) - USD ($) $ in Millions										12 Months Ended
	Feb. 15, 2022	Dec. 29, 2021	Dec. 15, 2021	Sep. 16, 2021	Aug. 27, 2021	Aug. 11, 2021	Apr. 29, 2021	Apr. 28, 2021	Apr. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Total equity
Carrying value										$ 4,930.2	$ 3,670.7
Net earnings (loss) attributable to non-controlling interests										265.5	(181.0)
Dividends paid										44.5	44.0
Proceeds from sale of equity interest in subsidiary										1,603.2	$ 218.2
Substantial issuer bid | Subordinate voting shares
Total equity
Cash paid for stock repurchase		$ 1,000.0								1,000.0
Allied World Assurance Company Holdings, Ltd (Allied World)
Total equity
Net earnings (loss) attributable to non-controlling interests										$ 117.8
Dividends paid								$ 126.4	$ 126.4
Brit Limited (Brit)
Total equity
Percentage of common shares acquired					13.90%
Odyssey Group Holdings, Inc. (Odyssey Group)
Total equity
Percent of ownership interests sold			9.99%
Fairfax India Holdings Corporation (Fairfax India)
Total equity
Minority voting percentage	5.70%									6.10%	6.60%
Addition subordinate share	5,416,000
Economic ownership percentage	65.60%									69.90%	72.00%
Fairfax India Holdings Corporation (Fairfax India) | Subordinate voting shares
Total equity
Cash paid for stock repurchase										$ 114.3
Fairfax India Holdings Corporation (Fairfax India) | Substantial issuer bid | Subordinate voting shares
Total equity
Cash paid for stock repurchase						$ 105.0
Recipe Unlimited Corporation (Recipe)
Total equity
Minority voting percentage										39.00%	38.90%
Economic ownership percentage										61.50%	59.80%
Brit Limited (Brit) | Ki Insurance
Total equity
Capital contribution					$ 124.0
Fairfax India Holdings Corporation (Fairfax India) | Privi Speciality Chemicals Limited
Total equity
Profit (loss) on deconsolidated noncontrolling interests							$ 58.6
Insurance and reinsurance companies
Total equity
Carrying value										$ 2,931.4	$ 1,831.8
Net earnings (loss) attributable to non-controlling interests										$ 221.2	$ 106.6
Insurance and reinsurance companies | Allied World Assurance Company Holdings, Ltd (Allied World)
Total equity
Minority voting percentage										29.10%	29.10%
Carrying value										$ 1,419.6	$ 1,329.0
Net earnings (loss) attributable to non-controlling interests										$ 117.8	106.6
Insurance and reinsurance companies | Brit Limited (Brit)
Total equity
Minority voting percentage										13.80%
Carrying value										$ 559.3	121.7
Net earnings (loss) attributable to non-controlling interests										$ 14.0	(10.9)
Insurance and reinsurance companies | Odyssey Group Holdings, Inc. (Odyssey Group)
Total equity
Minority voting percentage										9.99%
Carrying value										$ 550.0
Insurance and reinsurance companies | All other
Total equity
Carrying value										402.5	381.1
Net earnings (loss) attributable to non-controlling interests										89.4	10.9
Non-insurance companies
Total equity
Carrying value										1,998.8	1,838.9
Net earnings (loss) attributable to non-controlling interests										44.3	(287.6)
Non-insurance companies | Restaurants and retail
Total equity
Carrying value										494.3	469.7
Net earnings (loss) attributable to non-controlling interests										$ 11.8	$ (51.2)
Non-insurance companies | Fairfax India Holdings Corporation (Fairfax India)
Total equity
Minority voting percentage										6.10%	6.60%
Carrying value										$ 1,133.1	$ 1,130.9
Net earnings (loss) attributable to non-controlling interests										$ 72.7	$ (29.4)
Non-insurance companies | Thomas Cook (India) Limited (Thomas Cook India)
Total equity
Minority voting percentage										33.20%	33.10%
Carrying value										$ 56.3	$ 69.4
Net earnings (loss) attributable to non-controlling interests										(16.8)	(23.5)
Non-insurance companies | All other
Total equity
Carrying value										315.1	168.9
Net earnings (loss) attributable to non-controlling interests										$ (23.4)	$ (183.5)
Non-insurance companies | Fairfax India Holdings Corporation (Fairfax India) | Anchorage
Total equity
Proceeds from sale of equity interest in subsidiary				$ 107.4